Notes to the Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 296,854	₱ 277,949
Cash flows	(39,182)	(49,907)
Foreign exchange movement	(319)	3,778
Others	50,093	65,034
Ending balance	307,446	296,854
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	249,580	252,557
Cash flows	5,175	(7,415)
Foreign exchange movement	(319)	3,778
Others	362	660
Ending balance	254,798	249,580
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	42,435	21,686
Cash flows	(10,707)	(8,331)
Others	15,818	29,080
Ending balance	47,546	42,435
Derivative Financial Labilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,150	215
Cash flows	(607)	87
Others	490	848
Ending balance	1,033	1,150
Accrued interests and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,868	1,783
Cash flows	(9,715)	(9,013)
Others	10,004	9,098
Ending balance	2,157	1,868
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,821	1,708
Cash flows	(23,328)	(25,235)
Others	23,419	25,348
Ending balance	₱ 1,912	₱ 1,821